Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	EATON VANCE SERIES TRUST II
Central Index Key	0000074663
Amendment Flag	false
Document Creation Date	Jun. 15, 2020
Document Effective Date	Jun. 15, 2020
Prospectus Date	Mar. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Income Fund of Boston | Class A
Risk/Return:
Trading Symbol	EVIBX
Eaton Vance Income Fund of Boston | Class C
Risk/Return:
Trading Symbol	ECIBX
Eaton Vance Income Fund of Boston | Class I
Risk/Return:
Trading Symbol	EIBIX
Eaton Vance Income Fund of Boston | Class R
Risk/Return:
Trading Symbol	ERIBX
Eaton Vance Income Fund of Boston | Class R6
Risk/Return:
Trading Symbol	EIBRX